Distribution Income from Operations, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Income from operations	$ 85,658	$ 76,010
Ireland
Segment Reporting Information [Line Items]
Income from operations	63,968	59,551
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	3,699	3,444
United States
Segment Reporting Information [Line Items]
Income from operations	10,499	10,784
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 7,492	$ 2,231